Fair value of financial assets and liabilities - Income or expense from financial instruments by category (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	₩ 481,202	₩ 656,081	₩ 590,479
Financial assets at FVTOCI	637,396	435,400	478,832
Securities at amortized cost	512,095	324,256	383,922
Loans and other financial assets at amortized cost	13,193,428	9,191,868	8,283,791
Financial liabilities at amortized cost	(5,948,183)	(2,899,387)	(3,516,023)
Net derivatives (Designated for hedging)	78,822	72,493	(74,213)
Total	8,954,760	7,780,711	6,146,788
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	106,698	45,803	48,612
Financial assets at FVTOCI	632,615	381,814	437,527
Securities at amortized cost	515,246	324,920	382,988
Loans and other financial assets at amortized cost	13,399,990	9,142,212	8,654,726
Financial liabilities at amortized cost	(5,950,277)	(2,901,592)	(3,516,023)
Net derivatives (Designated for hedging)	0	0	0
Total	8,704,272	6,993,157	6,007,830
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	(134)	(156)	0
Financial assets at FVTOCI	1,606	1,343	311
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	600,902	494,296	376,872
Financial liabilities at amortized cost	2,094	2,205	0
Net derivatives (Designated for hedging)	0	0	0
Total	604,468	497,688	377,183
Reversal (provision) of credit loss
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	0	0	0
Financial assets at FVTOCI	827	(4,909)	(1,529)
Securities at amortized cost	(3,151)	(664)	934
Loans and other financial assets at amortized cost	(881,668)	(551,957)	(792,250)
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	0	0	0
Total	(883,992)	(557,530)	(792,845)
Gain or loss on transaction and valuation
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	238,502	325,751	421,709
Financial assets at FVTOCI	(21,498)	32,624	24,138
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	74,204	107,317	44,443
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	78,822	72,493	(74,213)
Total	370,030	538,185	416,077
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	136,136	284,683	120,158
Financial assets at FVTOCI	23,846	24,528	18,385
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	0	0	0
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	0	0	0
Total	₩ 159,982	₩ 309,211	₩ 138,543